Vessels, Port Terminal and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2019
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

NOTE 3: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$2,524,610	$(626,155)	$1,898,455
Additions	3,350	(44,826)	(41,476)
Impairment losses	(78,390)	57,513	(20,877)
Vessel disposals	(25,170)	—	(25,170)
Vessel Acquisition	53,097	(341)	52,756
Write-off	(2,553)	1,273	(1,280)
Balance June 30, 2019	$2,474,944	$(612,536)	$1,862,408

Impairment loss/ loss on sale of vessels, net

On August 13, 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Mercator, a 2002-built Ultra Handymax vessel of 53,553 dwt for a net sale price of $6,664, to be paid in cash. The impairment loss, during the three month period ended June 30, 2019, amounted to $4,849 (including $626 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income under “Impairment loss/ loss on sale of vessels, net”.

On July 18, 2019 Navios Holdings completed the sale to an unrelated third party of the Navios Arc, a 2003-built Ultra Handymax vessel of 53,514 dwt for a net sale price of $7,105, paid in cash. The impairment loss, during the three month period ended June 30, 2019, amounted to $5,149 (including $830 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income under “Impairment loss/ loss on sale of vessels, net”.

On June 11, 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Vector, a 2002-built Ultra Handymax vessel of 50,296 dwt for a net sale price of $6,860, paid in cash. The loss due to sale, during the three month period ended June 30, 2019, amounted to $10,039 (including $673 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income under “Impairment loss/ loss on sale of vessels, net”.

On May 3, 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Equator Prosper, a 2000-built Capesize vessel of 171,191 dwt, for a net sale price of $11,520, paid in cash. The gain due to sale, during the three month period ended  June 30, 2019, amounted to $1,784 and is included in the consolidated statements of comprehensive (loss)/ income under impairment loss/ loss on sale of vessels, net.

On March 26, 2019, Navios Holdings completed the sale to an unrelated third party of the Navios Meridian, a 2002-built Ultra Handymax vessel of 50,316 dwt, for a total net sale price of $6,790, paid in cash. The loss due to sale, amounted to $5,531 (including $778 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income under “Impairment loss/ loss on sale of vessels, net”.

Navios Logistics

On November 12, 2018, Navios Logistics acquired approximately 3.5 hectares of undeveloped land located in Port Murtinho region, Brazil. Navios Logistics plans to develop this land for its port operations. As of June 30, 2019, Navios Logistics had paid $1,207 for the land acquisition.

In February 2017, two self-propelled barges of our fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. Sale price will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option at no cost at the end of the lease period.

Navios Containers

On April 23, 2019 Navios Containers purchased from an unrelated third party the Navios Constellation, a 2011-built of 10,000 TEU containership, for an acquisition cost of $53,097.